Average Annual Total Returns		12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.19%
State Street US Equity Premium Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.14%	15.39%
Performance Inception Date	Sep. 04, 2024
State Street US Equity Premium Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.20%	13.65%
State Street US Equity Premium Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.42%	10.97%